Fair Value Measurements - Level 3 Fair Value Measurements Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 5	$ 0	$ (1)
Realized and unrealized gains (losses) included in income (loss) from continuing operations	(1)	5	(2)
Realized and unrealized gains (losses) included in other comprehensive income (loss)	0	0	0
Purchases, issuances, and settlements	(4)	0	3
Transfers out of Level 3	0	0	0
Ending balance	0	5	0
Unrealized gains included in income (loss) from continuing operations relating to instruments still held at December 31	$ 0	$ 5	$ (1)